Prepayments and Other Assets, Net - Schedule of Prepayments and Other Assets, Net (Details) - USD ($) $ in Thousands		Sep. 30, 2024	Sep. 30, 2023
Prepayments and Other Assets, Net [Abstract]
Prepaid rents		$ 84,544	$ 191,339
Prepaid service fee	[1]	422,644	597,410
Loans to third parties	[2]	990,804	238,134
Advances to vendors	[3]	2,344,397	378,152
Advance to employees	[4]	77,743	5,491
Security deposits		209,061	202,155
Prepaid board compensation		10,000	16,667
Others	[5]	64,718	111,386
Prepayment and other assets, net		4,203,911	1,740,734
Prepayment and other current assets, net		3,005,505	1,267,347
Prepayments and other non-current assets, net		$ 1,198,406	$ 473,387

[1]	The prepaid service fee mainly represent the prepayment for teaching platform software technical service provided by third party service providers that will be amortized over one to three years.
[2]	Loans to third parties represent the balance of the amount lent to various third parties at an interest rate of 5% per annum for business connection to seek for more tutoring programs.
[3]	Advances to vendors primarily included prepayment for purchase and abroad-study programs.
[4]	Advance to employees was provided to staff for travelling and business-related use and are expensed as incurred.
[5]	Others primarily included funds deposited in payment platforms such as Alipay and WeChat.